UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-06727

Dominion Funds, Inc.

(Exact name of registrant as specified in charter)

21509 Willisville Road, Upperville, VA 20184

(Address of principal executive offices)  (Zip code)

Paul Dietrich

21509 Willisville Road

Upperville, VA 20184

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (540) 905-5858

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD: (see attached tables)

Item 1, Exhibit A contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Dominion Funds, Inc. - Fairfax Global Trends Fund
Investment Company Act file number: 811-06727
Reporting Period: July 1, 2012 through June 30, 2013
Item 1
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	THE COCA-COLA CO	KO	191216-100	Consent Mtg 07/10/2012	1. TO AMEND ARTICLE FOURTH OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION, TO INCREASE THE AUTHORIZED COMMON STOCK OF THE COMPANY	MGMT	Y	FOR	FOR
2	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1A. ELECTION OF DIRECTOR: STEPHEN M BENNETT	MGMT	Y	FOR	FOR
3	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1B. ELECTION OF DIRECTOR: MICHAEL A BROWN	MGMT	Y	FOR	FOR
4	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1C. ELECTION OF DIRECTOR: FRANK E DANGEARD	MGMT	Y	FOR	FOR
5	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1D. ELECTION OF DIRECTOR: STEPHEN E GILLETT	MGMT	Y	FOR	FOR
6	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1E. ELECTION OF DIRECTOR: GERALDINE B LAYBOURNE	MGMT	Y	FOR	FOR
7	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1F. ELECTION OF DIRECTOR: DAVID L MAHONEY	MGMT	Y	FOR	FOR
8	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1G. ELECTION OF DIRECTOR: ROBERT S MILLER	MGMT	Y	FOR	FOR
9	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1H. ELECTION OF DIRECTOR: DANIEL H SCHULMAN	MGMT	Y	FOR	FOR
10	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	1I. ELECTION OF DIRECTOR: V PAUL UNRUH	MGMT	Y	FOR	FOR
11	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2013	MGMT	Y	FOR	FOR
12	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	MGMT	Y	FOR	FOR
13	SYMANTEC CORPORATION	SYMC	871503-108	Annual Mtg 10/23/2012	4. STOCKHOLDER PROPOSAL REGARDING EXECUTIVES TO RETAIN SIGNIFICANT STOCK IF PROPERLY PRESENTED AT THE MEETING	SHAREHLDR	Y	AGAINST	AGAINST
14	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1A. ELECTION OF DIRECTOR: STEPHEN J LUCZO	MGMT	Y	FOR	FOR
15	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1B. ELECTION OF DIRECTOR: FRANK J BIONDI JR	MGMT	Y	FOR	FOR
16	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1C. ELECTION OF DIRECTOR: MICHAEL R CANNON	MGMT	Y	FOR	FOR
17	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1D. ELECTION OF DIRECTOR: MEI-WEI CHENG	MGMT	Y	FOR	FOR
18	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1E. ELECTION OF DIRECTOR: WILLIAM T COLEMAN	MGMT	Y	FOR	FOR
19	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1F. ELECTION OF DIRECTOR: JAY L GELDMACHER	MGMT	Y	FOR	FOR
20	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1G. ELECTION OF DIRECTOR: DR SEH-WOONG JEONG	MGMT	Y	FOR	FOR
21	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1H. ELECTION OF DIRECTOR: LYDIA M MARSHALL	MGMT	Y	FOR	FOR
22	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1I. ELECTION OF DIRECTOR: KRISTEN M ONKEN	MGMT	Y	FOR	FOR
23	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1J. ELECTION OF DIRECTOR: DR CHONG SUP PARK	MGMT	Y	FOR	FOR
24	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1K. ELECTION OF DIRECTOR: GREGORIO REYES	MGMT	Y	FOR	FOR
25	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	1L. ELECTION OF DIRECTOR:EDWARD J ZANDER	MGMT	Y	FOR	FOR
26	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	2. TO APPROVE THE AMENDED AND RESTATED 2007 EMPLOYEE STOCK PURCHASE PLAN	MGMT	Y	FOR	FOR
27	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	3. TO DETERMINE THE PRICE RANGE AT WHICH THE COMPANY CAN RE-ISSUE TREASURY SHARES OFF- MARKET	MGMT	Y	FOR	FOR
28	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	4. TO AUTHORIZE HOLDING THE 2013 ANNUAL GENERAL MEETING OF SHAREHOLDERS AT A LOCATION OUTSIDE OF IRELAND	MGMT	Y	FOR	FOR
29	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	5. TO APPROVE IN A NON-BINDING ADVISORY VOTE, THE NAMED EXECUTIVE OFFICE COMPENSATION	MGMT	Y	FOR	FOR
30	SEAGATE TECHNOLOGY PLC	STX	G7945M-107	Annual Mtg 10/24/2012	6. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS FOR 2013	MGMT	Y	FOR	FOR

Registrant: Dominion Funds, Inc. - Fairfax Gold and Precious Metals Fund
Investment Company Act file number: 811-06727
Reporting Period: July 1, 2012 through June 30, 2013
Item 1
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          DOMINION FUNDS, INC.

By (Signature and Title)        /s/Paul Dietrich

              Paul Dietrich, President and Principal Executive Officer

Date: August 27, 2013